Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2023
Employee and Director Benefit Programs
Change in accumulated benefit obligation
(Dollars in thousands)
	2023	2022

Benefit obligation at beginning of period	$5,110	5,011
Service cost	363	325
Interest cost	70	63
Benefits paid	(275)	(289)

Benefit obligation at end of period	$5,268	5,110

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2023	2022

Benefit obligation	$5,268	5,110
Fair value of plan assets	-	-

(Dollars in thousands)
	2023	2022

Funded status	$(5,268)	(5,110)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(5,268)	(5,110)

Unfunded accrued liability	$(5,268)	(5,110)
Intangible assets	-	-

Net amount recognized	$(5,268)	(5,110)

Schedule of net benefit costs
(Dollars in thousands)
	2023	2022	2021

Service cost	$363	325	359
Interest cost	70	63	70

Net periodic cost	$433	388	429

Weighted average discount rate assumption used to determine benefit obligation	5.50%	5.50%	5.50%

Schedule of expected benefit payments
(Dollars in thousands)

Year ending December 31,
2024	$292
2025	$413
2026	$472
2027	$501
2028	$509
Thereafter	$7,469